Interests in Other Entities (Tables)	12 Months Ended
Jun. 30, 2025
Interests in Other Entities [Abstract]
Schedule of Group’s Subsidiaries

The group’s subsidiaries at 30 June 2025 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the group, and the proportion of ownership interests held equals the voting rights held by the group. The country of incorporation or registration is also their principal place of business.

	Place of business/	Ownership interest held by the group		Ownership interest held by non-controlling interests
Name of entity	country of incorporation	2025%	2024%	2025%	2024%
Radiopharm Theranostics (USA) Inc	United States	100	100	-	-
Radiopharm Ventures LLC	United States	75	51	25	49
Pharma15 Corporation	United States	100	100	-	-

Schedule of Summarized Balance Sheet

Comparatives are not disclosed below as Radiopharm Ventures, LLC was established in the 2023 financial year.

	Radiopharm Ventures, LLC
Summarized statement of financial position	30 June 2025 $	30 June 2024 $
Current assets	-	-
Current liabilities	-	-
Current net assets	-	-

Non-current assets	1,229,761	1,283,925
Non-current net assets	1,229,761	1,283,925
	-
Net assets	1,152,892	1,283,925
	-
Accumulated non-controlling interests	(1,920,100)	(769,276)

Schedule of Summarized Statement of Comprehensive Loss
	Radiopharm Ventures, LLC
Summarized statement of comprehensive loss	30 June 2025 $	30 June 2024 $
Loss for the year	(6,110,449)	(4,008,597)
Total comprehensive loss	(6,110,449)	(4,008,597)
	-
Loss allocated to non-controlling interests	(1,639,368)	(1,964,213)